Loans and Borrowings - Summary of Disclosure of Detailed Information About Loans And Borrowings (Details) S/ in Thousands, $ in Millions		12 Months Ended
	Nov. 20, 2020 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Maturity	5
Interest rate	6.50%
Face value	$ 300	S/ 5,048,548	S/ 5,557,229	S/ 3,860,745
Carrying amount		3,619,774	3,761,582	3,348,647
Current carrying amount		654,233	385,300	2,040,980
Non-current carrying amount		S/ 2,965,541	3,376,282	1,307,667
Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Banco Davivienda Government Guaranteed Loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Banco Davivienda Government Guaranteed Loan 2029 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco Davivienda Government Guaranteed Loan 2025 IBR + 5.550% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Currency		COP
Banco Davivienda Government Guaranteed Loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco Davivienda Government Guaranteed Loan 2027 IBR + 3.750% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco Davivienda Government Guaranteed Loan 2028 IBR + 6.800% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco Davivienda Bank Loan 2025 IBR + 5.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Currency		COP
Banco Davivienda Bank Loan 2025 IBR + 4.700% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		4.70%
Currency		COP
Banco Davivienda Bank Loan 2025 BR + 4.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Currency		COP
Banco Davivienda Bank Loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Currency		COP
Banco Davivienda Bank Loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Currency		COP
Banco Davivienda Bank Loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Currency		COP
Banco Davivienda Bank Loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco de Bogota Bank Loan 2025 IBR + 7.000% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco de Bogota Bank Loan 2026 IBR + 5.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Banco de Bogota Bank Loan 2025 46.230% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency		COP
Banco de Bogota Bank Loan 2025 46.230% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency		COP
Banco de Bogota Bank Loan 2025 IBR + 2.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco de Bogota Bank Loan 2025 IBR + 1.680% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco de Bogota Bank Loan 2025 IBR + 4.000% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Currency		COP
Banco de Occidente Bank Loan 2025 IBR + 1.620% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Banco de Occidente Bank Loan 2025 IBR + 2.330% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Banco de Occidente Bank Loan 2025 IBR + 2.970% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Banco de Occidente Bank Loan 2024 IBR + 3.730% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Banco de Occidente Bank Loan 2028 IBR + 4.990% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Scotiabank Peru S.A.A. Bank loan 2024 8.500 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency		S
Scotiabank Peru S.A.A. Bank loan 2024 8700 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency		S
Scotiabank Peru S.A.A. Bank loan 2023 4.200 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Currency		US
Scotiabank Peru S.A.A. Otherfinancing 2027 6.300 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Interest rate		6.30%
Currency		S
Scotiabank Peru S.A.A. Otherfinancing 2027 5.900 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		5.90%
Currency		S
Scotiabank Peru S.A.A. Otherfinancing 2027 6.000 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.00%
Currency		S
Scotiabank Peru S.A.A. Bank loan 2025 6.230 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.23%
Currency		S
Scotiabank Peru S.A.A. Bank loan 2025 5.950 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		5.95%
Currency		S
Banco BBVA Continental Bank loan 2024 7.500 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		7.50%
Currency		US
Banco BBVA Continental Bank loan 2024 6.500 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.50%
Currency		US
Banco BBVA Continental Bank loan 2025 8.200 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		8.20%
Currency		US
Banco BBVA Continental Bank loan 2025 6.530 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.53%
Currency		US
Banco BBVA Continental Bank loan 2025 6.950 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.95%
Banco ITAU 2024 4.850 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		4.85%
Currency		US
Banco Interamericano de Finanzas 2024 6.000 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.00%
Currency		S
Banco Interamericano de Finanzas 2024 8.450 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		8.45%
Currency		S
Banco Interamericano de Finanzas 2024 7.610 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		7.61%
Currency		US
Banco Interamericano de Finanzas 2024 8.150 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		8.15%
Currency		S
Banco Interamericano de Finanzas 2024 8.300 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		8.30%
Currency		S
Banco Interamericano de Finanzas 2024 7.200 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		7.20%
Currency		S
Banco Interamericano de Finanzas 2025 6.650 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.65%
Currency		S
Banco Interamericano de Finanzas 2025 6.200 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.20%
Currency		S
Banco Internacional del Per S.A.A. 2024 7.750 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		7.75%
Currency		US
Banco Internacional del Per S.A.A. 2024 7.380 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		7.38%
Currency		US
Banco Internacional del Per S.A.A. 2024 6.000 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		6.00%
Currency		US
Banco Internacional del Per S.A.A. 2024 6.830 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		6.83%
Currency		S
Banco Internacional del Per S.A.A. Bank loan 2025 5.950 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Interest rate		5.95%
Currency		S
Banco Pichincha 2024 6100 Percentage [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		6.10%
Banco Pichincha 2025 5.900 Percentage [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		5.90%
Banco Citibank 2024 6.400 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		6.40%
Currency		US
Banco Citibank 2024 5.790 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		5.79%
Currency		US
Banco Citibank 2024 10.060 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		10.06%
Banco Citibank 2024 10.060 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency		S
Banco Citibank 2024 9.650 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		9.65%
Currency		S
Banco Citibank 2025 8.800 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		8.80%
Currency		S
Banco Citibank 2025 8.380 Percentage [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		8.38%
Banco Citibank 2025 8.380 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Currency		US
2023 [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value				105,541
Carrying amount				102,232
2023 [Member] | Banco Citibank Colombia Bank Loan 2023 12.310% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate		12.31%
Currency		COP
Face value				11,323
Carrying amount				10,686
2023 [Member] | Banco Citibank Colombia Bank Loan 2023 15.080% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate		15.08%
Currency		COP
Face value				10,693
Carrying amount				9,953
2023 [Member] | JP Morgan Bank 2023 SOFR + 4.000% | Secured Overnight Financing Rate [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate basis		SOFR
Interest rate		4.00%
Currency		US$
Face value				214,827
Carrying amount				212,263
2023 [Member] | Banco de Credito del Peru Bank Loan 2023 8.480% | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate		8.48%
Currency		US$
Face value				14,932
Carrying amount				14,565
2023 [Member] | Banco de Credito del Peru Government Guaranteed Loan 2023 0.890% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate		0.89%
Currency		S/
Face value				45
Carrying amount				38
2023 [Member] | Banco de Credito del Peru Government Guaranteed Loan 2023 1.990% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate		1.99%
Currency		S/
Face value				61
Carrying amount				53
2023 [Member] | Scotiabank Peru S.A.A. Bank loan 2023 4.200 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate		4.20%
2023 [Member] | Banco Pichincha 2024 7.350 Percentage [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		7.35%
Face value			29,851	20,470
Carrying amount			29,650	20,381
2023 [Member] | Banco Santander Mxico, HSBC Mexico, Multiva and Genaro Levinson Marcovich loan 2023 TIIE 6.50 Percentage [Member]
Disclosure of detailed information about borrowings [line items]
Currency		MXN
2023 [Member] | Banco Santander Mxico, HSBC Mexico, Multiva and Genaro Levinson Marcovich loan 2023 TIIE 6.50 Percentage [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2023
Interest rate basis		TIIE
Interest rate		6.50%
Face value				1,605,436
Carrying amount				1,392,127
2023 [Member] | BBVA Bancomer Bankloan 2023 TIIE 0.900 Percentage [Member]
Disclosure of detailed information about borrowings [line items]
Currency		MXN
2023 [Member] | BBVA Bancomer Bankloan 2023 TIIE 0.900 Percentage [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		TIIE
Interest rate		0.90%
Face value				14,768
Carrying amount				13,754
2024 [Member] | Banco de Occidente Bank Loan 2024 38.520% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		38.52%
Face value			3	4
Carrying amount			3	4
2024 [Member] | Banco de Occidente Bank Loan 2025 IBR + 1.620% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		1620.00%
2024 [Member] | Banco de Occidente Bank Loan 2024 IBR + 3.730% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		3730.00%
Face value			3,921
Carrying amount			3,350
2024 [Member] | Bancolombia Bank Loan 2024 IBR + 6.430% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate basis		IBR
Interest rate		6.43%
Currency		COP
Face value			9,057
Carrying amount			7,952
2024 [Member] | Bancolombia Bank Loan 2024 IBR + 6.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate basis		IBR
Interest rate		6.60%
Currency		COP
Face value			1,576
Carrying amount			1,483
2024 [Member] | Itau Corpbanca Colombia S. A. Bank Loan 2024 8.640% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		8.64%
Currency		COP
Face value			4,197	3,434
Carrying amount			3,862	3,158
2024 [Member] | Itau Corpbanca Colombia S A Bank Loan 2024 IBR + 3.650% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate basis		IBR
Interest rate		3.65%
Currency		COP
Face value				17,111
Carrying amount				16,008
2024 [Member] | Banco de Credito del Peru Bank Loan 2024 9.700% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		9.70%
Currency		S/
Face value			13,106
Carrying amount			12,648
2024 [Member] | Banco de Credito del Peru Bank Loan 2024 6.930% | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		6.93%
Currency		US$
Face value			15,367
Carrying amount			15,301
2024 [Member] | Scotiabank Peru S.A.A. Bank loan 2024 8.500 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		8.50%
Face value			61,700
Carrying amount			60,307
2024 [Member] | Scotiabank Peru S.A.A. Bank loan 2024 8700 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Interest rate		8.70%
Face value			41,126
Carrying amount			40,126
2024 [Member] | Banco BBVA Continental Bank loan 2024 7.500 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value				19,293
Carrying amount				19,285
2024 [Member] | Banco ITAU 2024 4.850 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value				72,141
Carrying amount				71,196
2024 [Member] | Banco Internacional del Per S.A.A. 2024 7.750 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value			7,714
Carrying amount			7,656
2024 [Member] | Banco Internacional del Per S.A.A. 2024 7.380 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value			7,700
Carrying amount			7,670
2024 [Member] | Banco Internacional del Per S.A.A. 2024 6.000 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value				15,598
Carrying amount				15,366
2024 [Member] | Banco Internacional del Per S.A.A. 2024 6.830 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		S/ 8,269
Carrying amount		S/ 8,252
2024 [Member] | Banco Citibank 2024 6.400 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value				32,326
Carrying amount				31,913
2024 [Member] | Banco Citibank 2024 5.790 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value				18,471
Carrying amount				18,382
2024 [Member] | Banco Citibank 2024 10.060 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value			31,383
Carrying amount			30,285
2024 [Member] | Banco Citibank 2024 9.650 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value				9,120
Carrying amount				8,950
2025 [Member] | Banco Davivienda Bank Loan 2025 45.930% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		45.93%
Currency		COP
Face value		S/ 5	5
Carrying amount		S/ 5	5
2025 [Member] | Banco Davivienda Government Guaranteed Loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		1.50%
Currency		COP
Face value		S/ 1,442	5,170	8,503
Carrying amount		S/ 1,357	4,507	6,944
2025 [Member] | Banco Davivienda Government Guaranteed Loan 2025 IBR + 5.550% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		5.55%
Face value		S/ 11,842	17,167	15,929
Carrying amount		S/ 8,721	11,108	9,601
2025 [Member] | Banco Davivienda Government Guaranteed Loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		3.50%
Face value		S/ 1,516	4,079	5,478
Carrying amount		1,435	3,546	4,497
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 5.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Face value		2,272
Carrying amount		2,194
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 4.700% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Face value		1,120
Carrying amount		S/ 1,072
2025 [Member] | Banco Davivienda Bank Loan 2025 BR + 4.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		4.50%
Face value		S/ 2,920
Carrying amount		S/ 2,735
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		3.50%
Face value		S/ 2,392
Carrying amount		S/ 2,142
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		4.60%
Face value		S/ 836
Carrying amount		787
2025 [Member] | Banco Davivienda Bank Loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Face value		2,764
Carrying amount		S/ 2,574
2025 [Member] | Banco de Bogota Bank Loan 2025 IBR + 7.000% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		7.00%
Face value		S/ 2,350	1,300
Carrying amount		S/ 2,024	1,228
2025 [Member] | Banco de Bogota Bank Loan 2025 46.230% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		46.23%
Face value		S/ 20	2	15
Carrying amount		20	2	15
2025 [Member] | Banco de Bogota Bank Loan 2025 46.230% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Face value		8	3	4
Carrying amount		S/ 8	3	4
2025 [Member] | Banco de Bogota Bank Loan 2025 IBR + 2.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		2.20%
Face value				11,289
Carrying amount				11,032
2025 [Member] | Banco de Bogota Bank Loan 2025 IBR + 1.680% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		1.68%
Face value		S/ 544
Carrying amount		S/ 530
2025 [Member] | Banco de Bogota Bank Loan 2025 IBR + 4.000% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		4.00%
Face value			183	1,345
Carrying amount			175	1,289
2025 [Member] | Banco de Occidente Bank Loan 2025 IBR + 1.620% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Face value		S/ 285
Carrying amount		S/ 280
2025 [Member] | Banco de Occidente Bank Loan 2025 IBR + 2.330% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		2.33%
Face value		S/ 220
Carrying amount		S/ 216
2025 [Member] | Banco de Occidente Bank Loan 2025 IBR + 2.970% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		2970.00%
Face value		S/ 2,362
Carrying amount		S/ 2,086
2025 [Member] | Bancolombia Bank Loan 2025 46.210% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		46.21%
Currency		COP
Face value		S/ 24	6	26
Carrying amount		S/ 24	6	26
2025 [Member] | Bancolombia Bank Loan 2025 46.210% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		46.21%
Currency		COP
Face value			3	3
Carrying amount			3	3
2025 [Member] | Bancolombia Bank Loan 2025 46.210% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		46.21%
Currency		COP
Face value		S/ 2	10	3
Carrying amount		S/ 2	10	3
2025 [Member] | Bancolombia Bank Loan 2025 46.210% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		46.21%
Currency		COP
Face value		S/ 5	2	3
Carrying amount		S/ 5	2	3
2025 [Member] | Bancolombia Bank Loan 2025 2.910% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		2.91%
Currency		COP
Face value				265
Carrying amount				263
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 4.210% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		4.21%
Currency		COP
Face value				2,257
Carrying amount				2,029
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 4.620% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		4.62%
Currency		COP
Face value				2,450
Carrying amount				2,189
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 5.520% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		5.52%
Currency		COP
Face value				2,746
Carrying amount				2,437
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 2.900% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		2.90%
Currency		COP
Face value		S/ 4,391
Carrying amount		S/ 4,304
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 3,300% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		3300.00%
Currency		COP
Face value		S/ 5,149
Carrying amount		S/ 4,720
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 2.024% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		2.024%
Currency		COP
Face value		S/ 2,807
Carrying amount		S/ 2,732
2025 [Member] | Bancolombia Bank Loan 2025 39.640% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		39.64%
Currency		COP
Face value		S/ 3	1
Carrying amount		S/ 3	1
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 6.672% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		6.672%
Currency		COP
Face value			6,017
Carrying amount			5,272
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 7.040% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate basis		IBR
Interest rate		7.04%
Currency		COP
Face value			6,130
Carrying amount			4,854
2025 [Member] | Bancolombia Bank Loan 2025 33.08% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		33.08%
Currency		COP
Face value		S/ 2
Carrying amount		S/ 2
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 15.320% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		15.32%
Currency		COP
Face value		S/ 32,823	12,841
Carrying amount		S/ 30,812	11,964
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 15.370% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		15.37%
Currency		COP
Face value		S/ 10,641	35,979
Carrying amount		S/ 10,641	34,119
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 14.630% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		14.63%
Currency		COP
Face value		S/ 11,352	12,521
Carrying amount		S/ 10,630	11,793
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 14.630% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		14.63%
Currency		COP
Face value		S/ 12,380
Carrying amount		S/ 11,626
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 12.600% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		12.60%
Currency		COP
Face value		S/ 18,521	13,963
Carrying amount		S/ 17,457	13,049
2025 [Member] | Itau Corpbanca Colombia S. A. Bank Loan 2025 45.240% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		45.24%
Currency		COP
Face value		S/ 9	75	55
Carrying amount		S/ 9	75	55
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 7.850% | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		7.85%
Currency		US$
Face value		S/ 15,368
Carrying amount		S/ 15,124
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 7.200% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		7.20%
Currency		S/
Face value		S/ 16,274
Carrying amount		16,025
2025 [Member] | Scotiabank Peru S.A.A. Otherfinancing 2027 6.000 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		20,392
Carrying amount		20,270
2025 [Member] | Scotiabank Peru S.A.A. Bank loan 2025 6.230 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		40,814
Carrying amount		40,711
2025 [Member] | Scotiabank Peru S.A.A. Bank loan 2025 5.950 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		20,389
Carrying amount		20,203
2025 [Member] | Banco BBVA Continental Bank loan 2024 6.500 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value		20,620
Carrying amount		20,246
2025 [Member] | Banco BBVA Continental Bank loan 2025 8.200 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value		9,570
Carrying amount		9,524
2025 [Member] | Banco BBVA Continental Bank loan 2025 6.530 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value		9,289
Carrying amount		9,065
2025 [Member] | Banco BBVA Continental Bank loan 2025 6.950 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value			9,605
Carrying amount			9,578
2025 [Member] | Banco Interamericano de Finanzas 2024 6.000 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value				15,586
Carrying amount				15,558
2025 [Member] | Banco Interamericano de Finanzas 2024 8.450 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value			9,376
Carrying amount			9,201
2025 [Member] | Banco Interamericano de Finanzas 2024 7.610 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value			7,520
Carrying amount			7,464
2025 [Member] | Banco Interamericano de Finanzas 2024 8.150 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value			5,204
Carrying amount			5,094
2025 [Member] | Banco Interamericano de Finanzas 2024 8.300 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value			8,530
Carrying amount			8,373
2025 [Member] | Banco Interamericano de Finanzas 2024 7.200 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value				15,647
Carrying amount				15,356
2025 [Member] | Banco Interamericano de Finanzas 2025 6.650 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		8,262
Carrying amount		8,212
2025 [Member] | Banco Interamericano de Finanzas 2025 6.200 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		10,718
Carrying amount		10,566
2025 [Member] | Banco Internacional del Per S.A.A. Bank loan 2025 5.950 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		8,196
Carrying amount		8,081
2025 [Member] | Banco Pichincha 2024 6100 Percentage [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face value		14,209
Carrying amount		14,174
2025 [Member] | Banco Pichincha 2025 5.900 Percentage [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face value		16,222
Carrying amount		16,054
2025 [Member] | Banco Citibank 2025 8.800 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		20,776
Carrying amount		20,517
2025 [Member] | Banco Citibank 2025 8.380 Percentage [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Face value		39,121
Carrying amount		S/ 37,818
2025 [Member] | BancoGNB Bank loan 2025 5.900 Percentage [Member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		5.90%
Currency		S
Face value		S/ 9,683
Carrying amount		S/ 9,559
2025 [Member] | BBVA Bancomer Bankloan 2023 TIIE 0.900 Percentage [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2025
2025 [Member] | Secured bonds issues Seniornotes 2025 6.500 Percentage [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate		6.50%
Currency		US
Face value			237,560	1,369,470
Carrying amount			210,837	1,145,626
2025 [Member] | Secured bonds issues Senior notes 2029 10.000 Percentage [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Currency		US
2025 [Member] | HSBC Mxico Bank loan 2025 12.430 Percentage [Member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		S/ 33,873
Carrying amount		S/ 33,011
2025 [Member] | HSBC Mxico Bank loan 2025 12.430 Percentage [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2025
Interest rate		12.43%
Currency		MXN
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		3.50%
Face value		S/ 1,511
Carrying amount		S/ 1,402
2026 [Member] | Banco Davivienda Bank Loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Face value		S/ 1,302
Carrying amount		S/ 1,196
2026 [Member] | Banco de Bogota Bank Loan 2026 IBR + 5.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Interest rate		5.50%
Currency		COP
Face value		S/ 6,710	13,884
Carrying amount		S/ 5,935	11,181
2026 [Member] | Bancolombia Bank Loan 2026 DTF + 3.010% | Term deposit rate [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Interest rate basis		DTF
Interest rate		3.01%
Currency		COP
Face value		S/ 1,264	2,353	2,311
Carrying amount		S/ 1,086	1,883	2,094
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.920% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2026
Interest rate basis		IBR
Interest rate		2.92%
Currency		COP
Face value		S/ 4,599
Carrying amount		S/ 4,277
2027 [Member] | Banco Davivienda Government Guaranteed Loan 2027 IBR + 3.750% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2027
Interest rate		3.75%
Face value		S/ 13,299	24,286	26,510
Carrying amount		11,633	19,086	19,789
2027 [Member] | Scotiabank Peru S.A.A. Otherfinancing 2027 6.300 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		60,472	73,234	85,995
Carrying amount		52,804	61,694	70,054
2027 [Member] | Scotiabank Peru S.A.A. Otherfinancing 2027 5.900 Percentage [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Face value		20,374
Carrying amount		S/ 20,137
2028 [Member] | Banco Davivienda Government Guaranteed Loan 2028 IBR + 6.800% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Interest rate		6.80%
Face value		S/ 11,791	18,498
Carrying amount		S/ 8,958	12,568
2028 [Member] | Banco Davivienda Bank Loan 2025 IBR + 5.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate		5.20%
2028 [Member] | Banco de Occidente Bank Loan 2028 IBR + 4.990% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Interest rate		4.99%
Face value		S/ 2,141	3,317
Carrying amount		S/ 1,631	2,328
2028 [Member] | Boston Scientific Colombia lt 2028 10.780% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Interest rate		10.78%
Face value		S/ 1,574	2,139	2,045
Carrying amount		S/ 1,279	1,646	1,425
2028 [Member] | Banco Santander Mexico, HSBC and Citibank Bank loan 2028 SOFR 4.875 Percentage [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Interest rate basis		SOFR
Interest rate		4.875%
Currency		US
Face value		S/ 608,680	642,769
Carrying amount		S/ 462,665	454,486
2028 [Member] | Banco Santander Mxico, HSBC and Citibank Bank loan 2028 TIIE 4.500 Percentage [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Interest rate		4.50%
Currency		MXN
Face value		S/ 1,816,554	1,839,540
Carrying amount		S/ 1,221,939	1,125,742
2028 [Member] | Banco Santander Mxico, HSBC and Citibank Bank loan 2028 SOFR 4.875 Percentage Two [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2028
Interest rate		4.875%
Currency		US
Face value		S/ 143,341	640,706
Carrying amount		S/ 109,120	454,131
2028 [Member] | Banco Santander Mxico, HSBC and Citibank Bank loan 2028 SOFR 4.875 Percentage Two [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis		TIIE
2028 [Member] | HSBC Mxico Bank loan 2025 12.430 Percentage [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate basis		SOFR
2029 [member] | Banco Davivienda Government Guaranteed Loan 2029 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Interest rate		1.50%
Face value		S/ 701	1,959	2,549
Carrying amount		S/ 667	1,734	2,201
2029 [member] | Secured bonds issues Senior notes 2029 10.000 Percentage [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity		2029
Interest rate		10.00%
Face value		S/ 1,757,784	1,503,087
Carrying amount		S/ 1,187,816	942,766
2033 [Member] | Bancolombia Bank Loan 2033 IBR + 3.2 0% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2033
Interest rate basis		IBR
Interest rate		3.20%
Currency		COP
Face value		S/ 2,847
Carrying amount		S/ 2,727
2033 [Member] | Bancolombia Bank Loan 2033 IBR + 6.400% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2033
Interest rate basis		IBR
Interest rate		6.40%
Currency		COP
Face value		S/ 8,819	11,599
Carrying amount		S/ 4,753	5,936
2033 [Member] | Bancolombia Other Financing 2033 DTF + 3.950% | Term deposit rate [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2033
Interest rate basis		DTF
Interest rate		3.95%
Currency		COP
Face value		S/ 75,582	93,317	47,569
Carrying amount		S/ 36,437	42,390	33,616
2035 [Member] | Itau Corpbanca Colombia S A Bank Loan 2024 IBR + 3,490% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity		2035
Interest rate basis		IBR
Interest rate		3490.00%
Currency		COP
Face value		S/ 56,151	66,588	57,098
Carrying amount		S/ 44,747	S/ 51,449	S/ 42,224